RELATED PARTY TRANSACTIONS, Management Agreement (Q1) (Details) - USD ($)	3 Months Ended	5 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Affiliate Payments [Abstract]
Management fees	$ 451,675	$ 623,361
Less other fees earned	(237,743)	(259,167)
Incentive Compensation	662,730
General and administrative expenses reimbursable to Manager	365,567	671,605
Total	$ 1,242,229	$ 1,035,799
Managers [Member]
Management Agreement [Abstract]
Percentage of base management fees	0.375%	0.4375%	0.4375%
Frequency of management fees payment	quarterly	quarterly
Percentage of aggregate amount of any outside fees	50.00%	100.00%	100.00%
Amounts payable	$ 1,242,229		$ 728,298